Disposals and impairment - Schedule of amounts recognized in the income statement in respect of disposals and impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	$ 1,210	$ 1,132	$ 666
Losses on sale of businesses and fixed assets	215	261	263
Impairment losses	1,239	1,117	2,904
Impairment reversals	(238)	(3,042)	(1,258)
Impairment and losses on sale of businesses and fixed assets	1,216	(1,664)	1,909
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	526	557	324
Losses on sale of businesses and fixed assets	127	169	124
Impairment losses	1,138	1,022	2,484
Impairment reversals	(176)	(3,025)	(1,080)
Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	674	561	316
Losses on sale of businesses and fixed assets	88	89	98
Impairment losses	69	84	265
Impairment reversals	(62)	(17)	(178)
Other businesses and corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	10	14	26
Losses on sale of businesses and fixed assets	0	3	41
Impairment losses	$ 32	$ 11	$ 155